Organization - Additional information (Details) - ADS	Mar. 26, 2021 $ / shares shares
Organization
Number of ordinary shares per ADS	2
IPO
Organization
Number of American depository shares issued	3,000,000
ADS price per share | $ / shares	$ 10
Number of ordinary shares per ADS	2